Subsequent Events	12 Months Ended
Jun. 30, 2018
Events after reporting period [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

(a)
On 12 July 2018, shareholders approved the special resolution to issue 11 032 623 new ordinary shares to African Rainbow Minerals Limited at the placing price of R19.12 to raise a total of R211 million (US$15.9 million). The proceeds raised from the ARM Placing were to be used to repay part of the outstanding bridge loan raised for the acquisition of Moab Khotsong.

(b)	On 18 July 2018, the remaining outstanding balance of US$50 million was repaid on the US$200 million bridge loan.

(c)
On 4 October 2018, Harmony reached a mutually acceptable settlement with the Financial Sector Conduct Authority of South Africa. The dispute related to incorrect financial results reported for the March 2007 quarter. Harmony informed shareholders and the authorities of the error in August 2007. Subsequently Harmony reviewed all financial accounting procedures and systems to ensure that a similar error would not occur. Following various discussions with the authorities, an administrative penalty of R30 million (US$2.2 million) was imposed and paid by Harmony.